Financial Assets And Financial Liabilities - Summary Of Trade And Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Suppliers	€ 36,538	€ 65,830
Personnel (salaries payable)	5,843	5,351
Customer advances	2,700	68
Total	€ 45,081	€ 71,249